Rule 497(c)
                                                       Registration No. 33-84842

T H E   B E A R   S T E A R N S   F U N D S
2 4 5   P A R K   A V E N U E   N E W   Y O R K,   N Y   1 0 1 6 7   1 . 8 0 0
 . 7 6 6 . 4 1 1 1

PROSPECTUS

                         Prime Money Market Portfolio

                                CLASS Y SHARES

THE BEAR STEARNS FUNDS (the "Fund") is an open-end management investment com-pany, known as a mutual fund. The Fund permits you to invest in separate port-folios. By this Prospectus shares of the Prime Money Market Portfolio (the "Portfolio"), a diversified no-load money market portfolio, are offered. The Portfolio's investment objective is to seek to provide liquidity and current income consistent with stability of principal. The Portfolio seeks to achieve its objective by investing in a broad range of short-term instruments, includ-ing obligations of the U.S. Government, bank and commercial obligations, and repurchase agreements relating to such obligations.

By this Prospectus, the Portfolio is offering Class Y shares.

BEAR STEARNS FUNDS MANAGEMENT INC. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

BEAR, STEARNS & CO. INC. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.

                            ----------------------

THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE PORTFOLIO THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFER-ENCE.

Part B (also known as the Statement of Additional Information), dated June 2, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Infor-mation" in this Prospectus.

                            ----------------------

Mutual fund shares are not deposits or obligations of, or guaranteed or en-dorsed by, any bank, and are not federally insured by the Federal Deposit In-surance Corporation, the Federal Reserve Board, or any other agency. The Port-folio is subject to investment risks, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 JUNE 2, 1997

                               Table of Contents

                                                                            PAGE
Background and Expense Information.........................................   3
Description of the Fund....................................................   4
Portfolio Instruments and Practices........................................   5
Management of the Fund.....................................................   7
How to Buy Shares..........................................................   8
How to Redeem Shares.......................................................   9
Dividends, Distributions and Taxes.........................................  11
Performance Information....................................................  12
General Information........................................................  13
Appendix................................................................... A-1

                      Background and Expense Information

The Portfolio currently offers one class of shares, class Y shares, which is offered by this Prospectus. In the future, the Portfolio may offer other clas-ses of shares. Investors may obtain information concerning the Portfolio by calling Bear Stearns at 1-800-766-4111.

                                Expense Summary

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................................................................. None
 Maximum Deferred Sales Charge Imposed on Redemptions (as a percentage of the amount subject to charge)........................................... None
ANNUAL PORTFOLIO OPERATING EXPENSES (AFTER FEE WAIVERS AND EXPENSE
REIMBURSEMENT)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
 Advisory Fees (after fee waivers)*......................................    0%
 12b-1 Fees.............................................................. None
 Other Expenses (after expense reimbursement)*........................... 0.20%
                                                                          -----
 Total Portfolio Operating Expenses (after fee waiver and expense reimbursement)*......................................................... 0.20%
                                                                          =====
EXAMPLE:
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period:
  1 YEAR.................................................................    $2
  3 YEARS................................................................    $6

------
*"Other expenses" are based on estimated amounts for the current fiscal year. BSFM has undertaken to waive its investment advisory fee and assume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20%. Without such waiver and expense reimbursement which may be discontinued at any time upon notice to shareholders, Advisory Fees stated above would be 0.20%, Other Expenses are estimated to be 0.25% and Total Portfolio Operating Expenses would be 0.45%.

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE PORTFOLIO'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the Portfolio and investors, the payment of which will reduce investors' annual return. See "How to Redeem Shares." For a description of the expense reimbursement or waiver arrangements in effect, see "Management of the Fund."

                            Description of the Fund

INVESTMENT OBJECTIVE

The Portfolio seeks to provide liquidity and current income consistent with stability of principal. The Portfolio's investment objective cannot be changed without approval by the holders of a majority as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Portfolio's outstand-ing voting shares. There can be no assurance that the Portfolio's investment objective will be achieved.

MANAGEMENT POLICIES

The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis. The Portfolio intends to comply with all rules applicable to money market funds under Rule 2a-7 under the 1940 Act. The Portfolio operates as a diversified investment portfolio. Certain securities held by the Portfolio may have re-maining maturities in excess of stated limitations discussed below if securi-ties provide for adjustments in their interest rates not less frequently than such time limitations. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

In pursuing its investment objective, the Portfolio invests in a broad range of short-term instruments, including obligations of the U.S. Government, bank and commercial obligations, and repurchase agreements relating to such obliga-tions. It may also invest in securities of foreign issuers. The Portfolio in-vests only in securities that are payable in U.S. dollars and that have (or pursuant to regulations adopted by the SEC will be deemed to have) remaining maturities of 397 days or less at the date of purchase by the Portfolio.

The Portfolio invests in securities rated by the "Requisite NRSROs." "Requi-site NRSROs" means (a) any two nationally recognized statistical rating orga-nizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. Currently, there are six NRSROs: Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"); Moody's Investors Service, Inc. ("Moody's"); Fitch In-vestors Services, Inc.; Duff and Phelps, Inc.; IBCA Limited and its affiliate, IBCA, Inc.; and Thomson Bankwatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Infor-mation.

The Portfolio will limit its portfolio investments to securities that the Board of Trustees determines present minimal credit risks and that are "Eligi-ble Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the Requisite NRSROs in one of the two highest short-term rating categories, securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities.

The Portfolio generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities. In addi-tion, the Portfolio may not invest more than 5% of its total assets in Eligi-ble Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Portfolio may invest more than 5% (but no more than 25%) of the then-current value of the Portfolio's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rat-ing with respect to other short-term debt securities or are comparable unrated securities, and (b) the Portfolio does not make more than one such investment at any one time.

The Portfolio may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets in any one institution.

The Prime Money Market Portfolio's principal portfolio manager is John M. Win-ters. Mr. Winters joined Bear Stearns Funds Management Inc. in January 1997 as Director of Cash Management and a Managing Director of Bear Stearns. From 1993 through 1996, he was associated with Lehman Brothers Global Asset Management Inc., where he was a founding member and Senior Portfolio Manager for Short Term Fixed Income, with responsibility for more than $6 billion in money market funds and separately managed accounts. From 1984 to 1993, Mr. Winters worked in the Fixed Income Division of Lehman Brothers Inc. as a prod-uct manager, trader and marketer of money market and medium-term securities.

The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, class Y shares of the Portfolio are being offered. From time to time, other portfolios and related classes of shares may be established and sold pursuant to other offering docu-ments. See "General Information."

                      Portfolio Instruments and Practices

INVESTMENT STRATEGIES

Investment strategies that are available to the Portfolio are set forth below. Additional information concerning certain of these strategies and their re-lated risks is contained in the Appendix and Statement of Additional Informa-tion.

U.S. GOVERNMENT OBLIGATIONS
The Portfolio may purchase obligations issued or guaranteed by the U.S. Trea-sury (including STRIPS), U.S. Government agencies, or U.S. Government-spon-sored enterprises.

REPURCHASE AGREEMENTS
The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price within one year from the date of acquisition ("repurchase agree-ments").

REVERSE REPURCHASE AGREEMENTS
The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Portfolio would only sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Portfolio would consider entering into reverse repur-chase agreements to avoid otherwise selling securities during unfavorable mar-ket conditions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. The Portfolio may en-gage in reverse repurchase agreements provided that the amount of the reverse repurchase agreements and any other borrowings does not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

WHEN-ISSUED SECURITIES
The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Se-curities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of inter-est rates. The Portfolio expects that commitments to purchase when-issued se-curities will not exceed 25% of the value of its total assets absent unusual market conditions. The Portfolio does not intend to purchase when-issued secu-rities for speculative purposes but only in furtherance of its investment ob-jectives.

ILLIQUID SECURITIES
The Portfolio will not knowingly invest more than 10% of the value of its to-tal net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on re-sale).

FOREIGN SECURITIES
The Portfolio may invest in dollar-denominated securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks. In-vestments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, the possible imposi-tion of currency exchange blockages or other foreign governmental laws or restrictions, and re-duced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

CERTAIN FUNDAMENTAL POLICIES

The policies described below are fundamental and cannot be changed as to the Portfolio without approval by holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. See "Investment Objective and Management Policies--Investment Restrictions" in the Statement of Addi-tional Information.

The Portfolio may not:

  1. Borrow money, except that the Portfolio may (i) borrow money for tempo-rary or emergency purposes (not for leveraging or investment) from banks, or, subject to specific authorization by the SEC, from portfolios advised by BSFM or an affiliate of BSFM, and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

  2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the secu-rities of one or more issuers conducting their principal business activi-ties in the same industry, provided that there is no limitation with re-spect to investments in U.S. Government securities or bank instruments is-sued by domestic banks.

  3. Make loans except that the Portfolio may (i) purchase or hold debt ob-ligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, and (iii) subject to spe-cific authorization by SEC, lend money to other portfolios advised by BSFM or an affiliate of BSFM.

CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES

The Portfolio may not mortgage, pledge or hypothecate any assets except in connection with permitted borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Portfolio's total assets at the time of such borrowing. Additional investments will not be made by the Portfolio when borrowings exceed 5% of the Portfolio's assets. The Portfolio may invest up to 10% of the value of its net assets in repurchase agreements having maturities longer than seven days and in other illiquid se-curities. See "Investment Objective and Management Policies--Investment Re-strictions" in the Statement of Additional Information.

RISK FACTORS

No investment is free from risk. Investing in the Portfolio will subject in-vestors to certain risks which should be considered. Although the Portfolio will attempt to maintain its net asset value at $1.00 per share, there can be no assurance that it will achieve this goal. Neither BSFM nor its affiliates guarantees that the Portfolio will be able to maintain its net asset value of $1.00 per share. The Portfolio is subject to risks common to money market funds, including credit risk and interest-rate risk. The Board of Trustees has adopted procedures to ensure that the Portfolio invests in high-quality in-struments.

DIVERSIFIED STATUS
The Portfolio is classified as a "diversified" portfolio. A "diversified" in-vestment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the outstanding voting se-curities of a single issuer. The Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the In-ternal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government se-curities, the securities of other regulated investment companies and other se-curities, with such other securities of any one issuer limited for the pur-poses of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be in-vested in the securities of any one issuer (other than U.S. Government securi-ties or the securities of other regulated investment companies).

The Portfolio intends to comply with the more restrictive diversification re-quirements applicable to money market funds, discussed above.

SIMULTANEOUS INVESTMENTS
Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by BSFM. However, if such other investment companies or accounts are prepared to invest in, or desire to dis-pose of, securities of the type in which the Portfolio invests at the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

                            Management of the Fund

BOARD OF TRUSTEES

The Portfolio's business affairs are managed under the general supervision of its Board of Trustees. The Portfolio's Statement of Additional Information contains the name and general business experience of each Trustee.

INVESTMENT ADVISER

The Portfolio's investment adviser is BSFM, a wholly-owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institu-tional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and admin-istrative services to open-end and closed-end investment funds and other man-aged pooled investment vehicles with net assets at May 31, 1997 of over $3.1 billion.

BSFM supervises and assists in the overall management of the Portfolio's af-fairs under an Investment Advisory Agreement between BSFM and the Fund, sub-ject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law.

BSFM may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Portfolio under applicable laws and are under the common control of Bear Stearns as long as all such persons are functioning as part of an orga-nized group of persons, and such organized group of persons, with respect to the services used by the Portfolio, is managed at all times by authorized of-ficers of BSFM. BSFM will be as fully responsible to the Fund for the acts and omissions of such persons as it is for its own acts and omissions. The Portfo-lio pays BSFM a monthly advisory fee at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

BSFM also serves as the Portfolio's administrator. The Portfolio pays BSFM an administration fee at the annual rate of .05 of 1% of its average daily net assets. Under the terms of an Administration Agreement with the Portfolio, BSFM generally supervises all aspects of the operation of the Portfolio, sub-ject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law. For providing administrative services to the Portfo-lio, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of
 .05 of 1% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. provides cer-tain administrative services to the Portfolio. For providing these services, the Portfolio has agreed to pay PFPC Inc. an annual fee, as follows: .075 of 1% per annum of the first $150 million of the Portfolio's average daily net assets, .04 of 1% per annum of the next $150 million up to $300 million of the Portfolio's average daily net assets, .02 of 1% of the next $300 million up to $600 million of the Portfolio's average daily net assets, .0125 of 1% of per annum of average daily net assets in excess of $600 million. The administra-tion fees payable to PFPC Inc. are subject to a monthly minimum fee of $6,250.

From time to time, BSFM may waive receipt of its fees and/or voluntarily as-sume certain Portfolio expenses, which would have the effect of lowering the Portfolio's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will the Portfolio re-imburse BSFM for any amounts it may assume. From time to time, PFPC Inc. may voluntarily waive a portion of its fee.

Bear Stearns has agreed to permit the Portfolio to use the name "Bear Stearns" or derivatives thereof as part of the Portfolio name for as long as the In-vestment Advisory Agreement is in effect.

DISTRIBUTOR

Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the Portfolio's principal underwriter and distributor of the Portfolio's shares pursuant to an agreement which is renewable annually.

CUSTODIAN AND TRANSFER AGENT

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

EXPENSE LIMITATION

BSFM has voluntarily undertaken to waive its investment advisory fee and as-sume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20% of class Y's average daily net assets. Such waivers and expense reimbursement may be discontinued at any time upon notice to shareholders.

                               How to Buy Shares

GENERAL

The minimum initial investment in class Y shares is $3,000,000; there is no minimum for subsequent investments. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after re-ceipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Re-serve Bank of New York are open ("Portfolio Business Day") between the hours of 9:00 a.m. and 5:00 p.m. (Eastern Time). The Portfolio does not determine net asset value, and purchase orders are not accepted, on the days those in-stitutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas.

PURCHASE PROCEDURES

Purchase orders of the Portfolio's shares may be made through a brokerage ac-count maintained with Bear Stearns, the Transfer Agent, or through certain in-vestment dealers who are members of the National Association of Securities Dealers, Inc., who have sales agreements with Bear Stearns (an "Authorized Dealer").

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, PFPC Inc., at 1-800-447-1139 or call your account executive. If the Transfer Agent receives a firm indication of the approximate size of the in-tended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 3:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn divi-dends that day. Completed orders received after 3:00 p.m. begin to earn divi-dends the next Portfolio Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Portfolio may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligi-bility for dividends on that day. Investors who notify the Transfer Agent af-ter the advanced time become entitled to dividends on the following Portfolio Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Portfolio Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's mon-ies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

  A. Telephone the Transfer Agent, PFPC Inc., toll free at 1-800-447-1139 and provide the following information:

    YOUR NAME
    ADDRESS
    TELEPHONE NUMBER
    TAXPAYER ID NUMBER

    THE AMOUNT BEING WIRED

    THE IDENTITY OF THE BANK WIRING FUNDS

You will then be provided with a Portfolio account number. (Investors with ex-isting accounts must also notify the Portfolio before wiring funds.)

  B. Instruct your bank to wire the specified amount to the Portfolio as follows:

    PNC BANK, N.A.
    ABA #031000053

    CREDIT ACCOUNT NUMBER: #86-1030-3398
    FROM: (NAME OF INVESTOR)

    ACCOUNT NUMBER: (INVESTOR'S ACCOUNT NUMBER WITH THE PORTFOLIO) FOR PURCHASE OF: PRIME MONEY MARKET PORTFOLIO

    AMOUNT: (AMOUNT TO BE INVESTED)

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Information Form by mail. An Account Information Form is included with this Prospectus. PFPC Inc. will not process redemptions until it receives a fully completed and signed Account Information Form.

The Fund and the Transfer Agent each reserves the right to reject any purchase order for any reason.

SHARE CERTIFICATES. The Transfer Agent maintains a share account for each shareholder. The Fund does not issue share certificates.

ACCOUNT STATEMENTS. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid dur-ing the month.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in the Portfolio is $3,000,000. There is no minimum subsequent investment. The Fund reserves the right to waive the minimum investment requirement.

COMPUTATION OF NET ASSET VALUE. Shares of the Portfolio are sold on a continu-ous basis. Net asset value per share is determined as of 3:00 p.m., New York time on each Portfolio Business Day and at such times as may be appropriate or necessary. The net asset value per share of the Portfolio is computed by di-viding the value of the Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Portfolio seeks to maintain a $1.00 net asset value; therefore the Portfolio uses the "Amortized Cost Method" to value individual holdings. For further information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfolio's Statement of Additional Information.

Treasury regulations require that investors provide a certified Taxpayer Iden-tification Number (a "TIN") upon opening or reopening an account. See "Divi-dends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to backup withholding and a penalty imposed by the Internal Revenue Service (the "IRS").

                             How to Redeem Shares

GENERAL

The redemption price will be based on the net asset value next computed after receipt of a redemption request. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption re-quest. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Portfolio Business Day between the hours of 9:00 a.m. and 5:00 p.m. (Eastern Time).

REDEMPTION PROCEDURES

Clients with a Bear Stearns brokerage account may submit redemption requests to their account executives or Authorized Dealers in person or by telephone, mail or wire. Bear Stearns account executives or Authorized Dealers are re-sponsible for promptly forwarding redemption requests to the Transfer Agent.

REDEMPTION DIRECTLY THROUGH THE TRANSFER AGENT

BY TELEPHONE. Provided your account is maintained directly with the Transfer Agent, redemption requests may be made by telephoning the Transfer Agent, PFPC Inc., at 1-800-447-1139. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are regis-tered and some additional form of identification such as a password. A redemp-tion by telephone may be made only if the telephone redemption authorization has been completed on the Account Information Form included with this Prospec-tus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Portfolio will be liable for any losses due to un-authorized or fraudulent redemption requests.

WRITTEN REQUESTS. If it is inconvenient to make redemptions by telephone, re-demption requests may be mailed or hand-delivered to the Transfer Agent.

Redemption requests may be made by writing to the Prime Money Market Portfo-lio, c/o PFPC Inc., P.O. Box 8960, Wilmington, Delaware 19899-8960. Written requests must be in proper form. The shareholder will need to provide the ex-act name in which the shares are registered, the Portfolio name, account num-ber, and the share or dollar amount requested.

If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the share-holder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. A signature guarantee is de-signed to protect the shareholders and the Portfolio against fraudulent trans-actions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed. A signature guarantee may be obtained from a do-mestic bank or trust company, broker-dealer, clearing agency or savings asso-ciation that are participants in a medallion program recognized by the securi-ties transfer association. The three recognized medallion programs are Securi-ties Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Pro-gram (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. The Fund reserves the right to amend or discontinue its signature guarantee policy at any time and, with regard to a particular redemption transaction, to require a signature guarantee at its discretion.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional docu-mentation has been submitted to the Transfer Agent.

--------------------------------------------------------------------------------

FIRM INDICATION OF      COMPLETED
REDEMPTION REQUEST      REDEMPTION
AND APPROXIMATE         ORDER           REDEMPTION
SIZE OF REDEMPTION      RECEIVED        PROCEEDS             DIVIDENDS
--------------------------------------------------------------------------------
Should be received by   By 3:00 p.m.    Wired same Portfolio Not earned on day
2:30 p.m. Eastern Time  Eastern Time    business day         requested
                        After 3:00 p.m. Wired next Portfolio Earned on day
                        Eastern Time    business day         requested

If the Public Securities Association recommends that the government securities markets close early, the Portfolio may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligi-bility for dividends on that day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire re-demption proceeds on the next Portfolio Business Day.

Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $500,000 unless an investment is made to restore the minimum value. The Fund will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.

PFPC Inc. may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be consid-ered to have been received in proper form until such additional documentation has been submitted to PFPC Inc.

The Portfolio reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Portfolio. In addition, the Portfo-lio may redeem shares involuntarily or suspend the right of redemption as per-mitted under the 1940 Act, or under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemp-tion Information."

                      Dividends, Distributions and Taxes

Dividends will be automatically reinvested in additional Portfolio shares at net asset value, unless payment in cash is requested. The Portfolio's net in-vestment income is declared daily as a dividend on shares held of record at the close of business on the date of declaration. Shares begin accruing divi-dends on the day the purchase order for the shares is effective and continue to accrue dividends through the day before such shares are redeemed. All ex-penses are accrued daily and deducted before declaration of dividends to in-vestors. Cash dividends are paid monthly by check or wire transfer at the end of the month or after a redemption of all of an investor's shares.

Dividends are declared daily and paid monthly, following the close of the last Portfolio Business Day of the month. Shares purchased by wire before 3:00 p.m. (Eastern Time) begin earning dividends that day. The election to reinvest div-idends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distribu-tions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provi-sions of the 1940 Act. The Portfolio does not anticipate that it would realize any long-term capital gains, but should they occur, they also will be distrib-uted at least once every 12 months.

Dividends, together with distributions of net realized short-term securities gains and all or a portion of any gains realized from the sale or other dispo-sition of market discount bonds paid by the Portfolio to a foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in an applicable tax treaty. Such distributions may also be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distribu-tions from securities gains, if any, paid during the year.

Generally, the Portfolio must withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify that the TIN furnished in connection with opening an account is correct and that such shareholder has not received notice from the IRS of be-ing subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a federal income tax return. Further-more, the IRS may direct the Portfolio to institute backup withholding if the IRS determines that a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's federal income tax return.

While the Portfolio is not expected to have any federal tax liability, invest-ors should expect to be subject to federal, state and local taxes in respect of their investment in Portfolio shares. The Portfolio intends to qualify as a regulated investment company for federal income tax purposes if such qualifi-cation is in the best interests of its shareholders. Such qualification re-lieves the Portfolio of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. However, the Portfolio may be subject to a nondeductible 4% excise tax, mea-sured with respect to certain undistributed amounts of taxable investment in-come and capital gains.

Each investor should consult its tax adviser regarding specific questions as to federal, state or local taxes applicable to an investment in the Portfolio.

                            Performance Information

From time to time, the "yields" and "effective yields" may be quoted in adver-tisements or in reports to shareholders. The "yield" quoted in advertisements for shares refers to the income generated by an investment in such shares over a specific period (such as a seven-day period) identified in the advertise-ment. This income is then "annualized"; that is, the amount of income gener-ated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an ini-tial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the re-deemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include the Portfolio's average annual total return for one, five and ten year periods, or for shorter periods, depending upon the length of time during which the Portfolio has operated. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return for the applicable peri-od.

Total return is computed on a per-share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percent-age rate, which is calculated by combining the income and principal changes for a specified period and dividing them by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

The Portfolio's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Any fees charged by institutional investors directly to their customers in connection with investments in Portfolio shares are not reflected in the Portfolio's expenses or yields; and, such fees, if charged, would reduce the actual return received by customers on their invest-ments. The methods used to compute the Portfolio's yields are described in more detail in the Statement of Additional Information. Investors may call 1-800-447-1139 to obtain current yield information.

The Portfolio performance may be compared to those of other mutual funds with similar objectives, to other relevant indices, or to rankings prepared by in-dependent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data are reported in na-tional financial publications such as Morningstar, Inc., Barron's, IBC Money Fund Report(R), The Wall Street Journal and The New York Times; reports pre-pared by Lipper Analytical Services, Inc., and publications of a local or re-gional nature.

                              General Information

The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994. The Fund commenced op-erations on or about April 3, 1995, in connection with the offer of shares of certain of its other portfolios. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Port-folio's shares are classified into two Classes--class A and class Y. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law. As of this date, only class Y Shares are being offered.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agree-ment, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incur-ring financial loss on account of a shareholder liability is limited to cir-cumstances in which the Portfolio itself would be unable to meet its obliga-tions, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way that would avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Fund" in the Portfolio's Statement of Additional Information, the Portfolio ordinar-ily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the port-folios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submit-ted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon un-less approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfo-lio shall be deemed to be affected by a matter unless it is clear that the in-terests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, Rule 18f-2 exempts the se-lection of independent accountants and the election of Trustees from the sepa-rate voting requirements of Rule 18f-2.

The Transfer Agent maintains a record of share ownership and will send confir-mations and statements of account.

Shareholder inquiries may be made by writing to the Fund at PFPC Inc., Atten-tion: Prime Money Market Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, by calling 1-800-447-1139 or by calling Bear Stearns at 1-800-766-4111.

                                   Appendix

INVESTMENT TECHNIQUES
In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks.

BORROWING MONEY
As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market value, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's to-tal assets, the Portfolio will not make any additional investments.

CERTAIN PORTFOLIO SECURITIES

MONEY MARKET INSTRUMENTS

The Portfolio may invest, in the circumstances described under "Description of the Fund--Management Policies," in the following types of money market instru-ments, each of which at the time of purchase must have or be deemed to have under rules of the SEC remaining maturities of 397 days or less.

U.S. GOVERNMENT SECURITIES

The Portfolio may purchase securities issued or guaranteed by the U.S. Govern-ment, its agencies, or Government-sponsored enterprises, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and Government-sponsored en-terprises, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the is-suer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or Government-spon-sored enterprise; and others, such as those issued by the Student Loan Market-ing Association, only by the credit of the agency or Government-sponsored en-terprise. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides finan-cial support to such U.S. Government agencies or Government-sponsored enter-prises, no assurance can be given that it will always do so, since it is not so obligated by law.

Securities issued or guaranteed by the U.S. Government, its agencies or Gov-ernment-sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the securities may vary during the period an in-vestor owns shares of the Portfolio.

U.S. TREASURY STRIPS

The Portfolio may invest in separately traded principal and interest compo-nents of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest com-ponents are separately issued by the U.S. Treasury at the request of deposi-tory financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Code, investments by the Portfolio in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Portfolio's invest-ments in STRIPS are limited to those with maturity components not exceeding 397 days.

VARIABLE AND FLOATING RATE SECURITIES

The interest rates payable on certain securities in which the Portfolio may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods. Interest on a floating rate obligation is adjusted when-ever there is a change in the market rate of interest on which the interest rate payable is based. Variable and floating rate obligations are less effec-tive than fixed rate instruments at locking in a particular yield. Such obli-gations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation. The Portfolio will take demand or reset features into consideration in determining the average portfolio duration of the Fund and the effective maturity of individual securities.

BANK OBLIGATIONS
The Portfolio may invest in bank obligations, including certificates of depos-it, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidi-aries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt ob-ligations of U.S. domestic issuers. Such risks include possible future politi-cal and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restric-tions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign depos-its.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank In-surance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 10% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include unin-sured, direct obligations bearing fixed, floating or variable interest rates.

REPURCHASE AGREEMENTS
Repurchase agreements involve the acquisition by the Portfolio of an under-lying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfo-lio in connection with the sale of the securities if the seller does not re-purchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securi-ties, realization on the securities by the Portfolio may be delayed or limit-ed.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS
Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

INVESTMENT COMPANY SECURITIES

The Portfolio may invest in securities issued by other investment companies. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with re-spect to any one investment company and (iii) 10% of the Portfolio's total as-sets in the aggregate. Investments in the securities of other investment com-panies will involve duplication of advisory fees and certain other expenses.

ILLIQUID SECURITIES

The Portfolio may invest up to 10% of the value of its net assets in securi-ties as to which a liquid trading market does not exist, provided such invest-ments are consistent with the Portfolio's investment objective. Such securi-ties may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale and repurchase agreements that have a term of more than seven days. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

The Portfolio may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Portfolio may also purchase securities that are not registered under the Secu-rities Act of 1933, as amended, but which can be sold to qualified institu-tional buyers in accordance with Rule 144A under that Act ("Rule 144A securi-ties"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Portfolio that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institu-tional investors such as the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) pa-per or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.

THE BEAR STEARNS FUNDS

     Account Information Form

     Please Note: For assistance in completing this form, contact PFPC Inc. at 1-800-447-1139.

1    Account Type  (Please print; indicate only one registration type)

     [ ]  Individual                    [ ]  Joint Tenant

     ------------------------------------------------------------------------------------------------------------------
     NAME

     ------------------------------------------------------------------------------------------------------------------
     JOINT REGISTRANT, IF ANY  (SEE NOTES 1 AND 2)

     ___ ___ ___ - ___ ___ - ___ ___ ___ ___                    ___ ___ - ___ ___ ___ ___ ___ ___ ___
     SOCIAL SECURITY NUMBER OF PRIMARY OWNER                    TAXPAYER IDENTIFICATION NUMBER

     (1) Use only the Social Security number or Taxpayer Identification Number of the first listed joint tenant.

     (2) For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

     ------------------------------------------------------------------------------------------------------------------
     [ ]  Uniform Gift to Minors, or            [ ]  Uniform Transfer to Minors (where allowed by law)

     ------------------------------------------------------------------------------------------------------------------
     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

     ------------------------------------------------------------------------------------------------------------------
     NAME OF MINOR (ONLY ONE PERMITTED)

     Under the                                                                  Uniform Gift/Transfers to Minors Act.
                ----------------------------------------------------------------
                                 STATE RESIDENCE OF MINOR

     ___ ___ / ___ ___ / ___ ___                 ___ ___ ___ - ___ ___ - ___ ___ ___ ___
     MINOR'S DATE OF BIRTH                       MINOR'S SOCIAL SECURITY NUMBER (REQUIRED TO OPEN ACCOUNT)

     ------------------------------------------------------------------------------------------------------------------
     [ ] Corporation           [ ] Partnership                  [ ] Trust*                      [ ] Other

     ------------------------------------------------------------------------------------------------------------------
     NAME OF CORPORATION, PARTNERSHIP, OR OTHER

     ------------------------------------------------------------------------------------------------------------------
     NAME(S) OF TRUSTEE(S)                                                              DATE OF THE TRUST AGREEMENT

     ___ ___ ___ - ___ ___ - ___ ___ ___ ___                    ___ ___ - ___ ___ ___ ___ ___ ___ ___
     SOCIAL SECURITY NUMBER (REQUIRED TO OPEN ACCOUNT)          TAXPAYER IDENTIFICATION NUMBER (REQUIRED TO OPEN ACCOUNT)

     * If a Trust, include date of trust instrument and list of trustees if they are to be named in the registration.

2    Mailing Address

     ------------------------------------------------------------------------------------------------------------------
     STREET OR P.O. BOX                                                                         APARTMENT NUMBER

     ------------------------------------------------------------------------------------------------------------------
     CITY                                                       STATE                           ZIP CODE

     (     )                                                    (     )
     ------------------------------------------------------     -------------------------------------------------------
     DAY TELEPHONE                                              EVENING TELEPHONE

3    Investment Information

     Method of Investment

     [ ]  I purchased _____________________ shares of Prime Money Market Portfolio through my broker on
          ____/____/____. Confirm # _______________.

     [ ]  Amount previously wired $__________.

     Total Investment Amount $__________.

     Note: All shares purchased will be held in a shareholder account for the investor at the Transfer Agent. Checks should be made payable to the Fund in which you are investing.

                                                    NOT PART OF THE PROSPECTUS

4    Distribution Options

     Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

     Dividends          [ ]  Pay by check.  [ ]  Reinvest.

     Capital Gains      [ ]  Pay by check.  [ ]  Reinvest.

     If you elect to have distributions paid by check, distributions will be sent to the address of record. Distributions may also be sent to another payee:

     ------------------------------------------------------------------------------------------------------------------
     NAME

     ------------------------------------------------------------------------------------------------------------------
     STREET OR P.O. BOX                                                                         APARTMENT NUMBER

     ------------------------------------------------------------------------------------------------------------------
     CITY                                                                       STATE           ZIP CODE

     ------------------------------------------------------------------------------------------------------------------
     Optional Features

5    Telephone Redemption

     [ ]  I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

     Checks for redemption of proceeds will be sent by check via U.S. mail to the address of record, unless the information in Section 6 is completed for redemption by wire of $500 or more.

6    Bank of Record (for Telephone Redemptions)

     Please attach a voided check (for electronic credit to your checking account) in the space provided below.

     ------------------------------------------------------------------------------------------------------------------
     BANK NAME

     ------------------------------------------------------------------------------------------------------------------
     STREET OR P.O. BOX                                                                         APARTMENT NUMBER

     ------------------------------------------------------------------------------------------------------------------
     CITY                                                                       STATE           ZIP CODE

     ------------------------------------------------------------------------------------------------------------------
     BANK ABA NUMBER                                    BANK ACCOUNT NUMBER

     ------------------------------------------------------------------------------------------------------------------
     ACCOUNT NAME

7    Signature and Taxpayer Certification

     The undersigned warrants that I(we) have full authority and, if a natural person, I(we) am(are) of legal age to purchase shares pursuant to this Account Information Form, and have received a current prospectus for the Bear
     Stearns Fund(s) in which I(we) am(are) investing. The undersigned acknowledges that the Telephone Exchange Privilege is automatic and that I(we) may bear the risk of loss in event of fraudulent use of the Privilege. If I(we) do not want the Telephone Exchange Privilege, I(we) have so indicated on this Account Information Form.

     Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

     Under penalty of perjury, I certify that:

     (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

     (2) I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the IRS that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding.

         Certification Instructions -- You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting of interest or dividends on your tax return. Mutual fund shares are not deposits of, or guaranteed by, any depository institution, nor are they insured by the FDIC. Investment in the funds involves investment risks, including possible loss of principal.

         [ ] Exempt from backup withholding    [ ] Nonresident alien (Form W-8 attached)
                                                                                        -------------------------------
                                                                                        Country of Citizenship

-----------------------------------------------------------------------------------------------------------------------
Authorized Signature                            Title              Date
-----------------------------------------------------------------------------------------------------------------------
Authorized Signature                            Title              Date

                                                    NOT PART OF THE PROSPECTUS

8        For Authorized Dealer Use Only (Please Print)

         We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Account Information Form. If this Account Information Form includes a Telephone Exchange Privilege authorization, a Telephone Redemption Privilege authorization, we guarantee the signature(s) above.

         --------------------------------------------------------------------------------------------------------------
         Dealer's Name                                                                   Dealer Number
         --------------------------------------------------------------------------------------------------------------
         Main office Address                                                             Branch number
         --------------------------------------------------------------------------------------------------------------
         Representative's Name                                                           Rep. Number
                                                                                         (     )
         ------------------------------------------------------------------------------  ------------------------------
         Branch Address                                                                  Telephone Number

         --------------------------------------------------------------------------------------------------------------
         Authorized Signature of Dealer                         Title                                Date

9        Additional Account Statements (Please Print)

         In addition to myself and my representative, please send copies of my account statements to:
         -----------------------------------------------------          -----------------------------------------------------
         Name                                                           Name
         -----------------------------------------------------          -----------------------------------------------------
         Address                                                        Address
         -----------------------------------------------------          -----------------------------------------------------
         City, State, Zip Code                                          City, State, Zip Code

Service Assistance
Our knowledgeable Client Services Representatives are available to assist you between 8:00 a.m. and 6:00 p.m.
Eastern Time at:
1-800-447-1139

Mailing or Fax Instructions
Mail your completed Account Information Form and check to:
The Bear Stearns Funds
c/o PFPC Inc.
P.O. Box 8960
Wilmington, DE 19899-8960
Fax: 302-791-1777
If applications will be faxed please call and notify Client
Services at 1-800-447-1139 before placing an order.

Bear, Stearns & Co. Inc.
6.97

                          NOT PART OF THE PROSPECTUS

   THE
BEAR STEARNS
  FUNDS

  245 Park Avenue

  New York, NY 10167

  1-800-766-4111

  Distributor
  Bear, Stearns & Co. Inc.
  245 Park Avenue
  New York, NY 10167

  Investment Adviser and Administrator
  Bear Stearns Funds Management Inc.
  245 Park Avenue
  New York, NY 10167

  Custodian
  Custodial Trust Company
  101 Carnegie Center
  Princeton, NJ 08540

  Transfer & Dividend
  Disbursement Agent
  PFPC Inc.
  Bellevue Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

  Counsel
  Kramer, Levin, Naftalis & Frankel
  919 Third Avenue
  New York, NY 10022

  Independent Auditors
  Deloitte & Touche LLP
  Two World Financial Center
  New York, NY 10281-1434






NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PRIME MONEY MARKET PORTFOLIO'S PROSPECTUS AND IN THE PRIME MONEY MARKET PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF PRIME MONEY MARKET PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE PRIME MONEY MARKET PORTFOLIO'S PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                       BSF-P-011

                                                                     Rule 497(c)
                                                       Registration No. 33-84842

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                                     CLASS Y
                      STATEMENT OF ADDITIONAL INFORMATION
                               June 2, 1997

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current relevant Prospectus dated June 2, 1997 of the Prime Money Market Portfolio (the "Portfolio") of The Bear Stearns Funds (the "Fund"), as each may be revised from time to time. To obtain a free copy of such Prospectus, please write to the Fund at PFPC Inc. ("PFPC"), Attention: The Prime Money Market Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, call 1-800-447-1139 or call Bear, Stearns & Co. Inc. ("Bear Stearns") at 1-800- 766-4111.

         Bear Stearns Funds Management Inc. ("BSFM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser and administrator.

         Bear Stearns, an affiliate of BSFM, serves as distributor of the Portfolio's shares.


                                TABLE OF CONTENTS
                                                                            Page

Investment Objective and Management Policies.........................     B-2
Additional Purchase and Redemption Information.......................     B-8
Determination of Net Asset Value.....................................     B-9
Management of the Fund...............................................     B-11
Management Arrangements..............................................     B-15
Purchase and Redemption of Shares....................................     B-17
Dividends, Distributions and Taxes...................................     B-17
Dividends............................................................     B-19
Additional Yield Information.........................................     B-19
Information About the Fund...........................................     B-20
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel and Independent Auditors...................................     B-20
Appendix.............................................................     B-22

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         As stated in the Portfolio's Prospectus, the investment objective of the Portfolio is to seek to provide liquidity and current income consistent with stability of principal. The following policies supplement the description of the Portfolio's investment objective and policies in the Prospectus.

Portfolio Transactions

         Subject to the general control of the Fund's Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio. The
Adviser purchases portfolio securities for the Portfolio either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Fund with research advice or other services.

         The Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original costs plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if the Adviser believes that the Portfolio's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by the Portfolio on the commercial paper. The Fund's Board of Trustees has authorized the Adviser to pay a higher price for commercial paper where it secures such an undertaking if the Adviser believes that the prepayment privilege is desirable to assure the Portfolio's liquidity and such an undertaking cannot otherwise be obtained.

         Investment decisions for the Portfolio are made independently from those for another of the Fund's portfolios or other investment company portfolios or accounts advised by the Adviser. Such other portfolios may also invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each portfolio, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other portfolios in order to obtain best execution.

         The Portfolio will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Bear Sterns or the Adviser or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, with respect to such transactions, securities, deposits and agreements, the Portfolio will not give preference to Service Organizations with which the Portfolio enters into agreements.

         The Portfolio may seek profits through short-term trading. The Portfolio's annual portfolio turnover will be relatively high, but brokerage commissions are normally not paid on money market instruments and the Portfolio turnover is not expected to have a material effect on its net income. The Portfolio's turnover rate is expected to be zero for regulatory reporting purposes.

Additional Information on Portfolio Instruments

         With respect to the variable rate notes and variable rate demand notes described in the Prospectus, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issues of such notes and will continuously monitor their financial ability to meet payment obligations when due.

         The repurchase price under the repurchase agreements described in the Portfolio's Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The collateral underlying each repurchase agreement entered into by the Portfolio will consist entirely of direct obligations of the U.S. Government and obligations issued or guaranteed by U.S. Government agencies or Government sponsored enterprises. Securities subject to repurchase agreements will be held by the Fund Custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

         As stated in the  Portfolio's  Prospectus,  the  Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Portfolio agrees to purchase when-issued securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio subsequently may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. The Portfolio reserves the right to sell these securities before the settlement date if it is deemed advisable.

         Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks,
Federal Farm Credit Banks, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, U.S. Postal Service, and Washington D.C. Armory Board.

         For purposes of the Portfolio's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Portfolio's investments in the obligations of foreign branches of U.S. banks and foreign banks and other foreign issues may subject the Portfolio to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure of nationalization of foreign deposits, the possible establishment of exchange controls of the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. The Portfolio will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the Adviser believes that the risks associated with such instruments are minimal.

         Among the bank obligations in which the Portfolio may invest are notes issued by banks. These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit Insurance Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.

         The Portfolio may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on those securities are passed through to certificate holders. In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Portfolio must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. The Portfolio will monitor the performance of these investments and will not acquire any such securities unless rated in the highest rating category by at least two nationally-recognized statistical rating organizations ("NRSROs").

         The Portfolio may invest in obligations issued by state and local governmental entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Portfolio. Dividends paid by the Portfolio that are derived from interest on such municipal securities would be taxable to the Portfolio's investors for federal income tax purposes.

         The SEC has adopted Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), that allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions with respect to Rule 144A securities, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for a Rule 144A security, (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers, (4) dealer undertakings to make a market in the Rule 144A security, (5) the trading markets for the Rule 144A security, and (6) the nature of the Rule 144A security and the nature of marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers, and the mechanics of the transfer).

         The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial obligations that may be purchased by the Portfolio.

         The Portfolio may invest in mortgage-backed securities issued by U.S. Government agencies or U.S. Government-sponsored enterprises consisting of mortgage pass-through securities or collateralized mortgage obligations ("CMO's"). Mortgage pass-through securities in which the Portfolio may invest represent a partial ownership interest in a pool of residential mortgage loans and are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to as "Mortgage Assets"). CMOs in which the Portfolio may invest are issued by GNMA, FNMA and FHLMC. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a state maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The Portfolio expects that mortgage-backed securities will only be purchased in connection with repurchase transactions.

Investment Restrictions

         The Portfolio's Prospectus summarizes certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous"). Investment limitations numbered 1 through 8 may not be changed without such a vote of shareholders; investment limitations lettered a through f may be changed by a vote of the Trust's Board of Trustees at any time.

         The Portfolio may not:

         1. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Portfolio may borrow money as authorized by the 1940 Act.

         2. Purchase securities of any one issuer if as a result more than 5% of the value the Portfolio's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

         3. Borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes from banks or, subject to specific authorization by the SEC, from funds advised by the Adviser to an affiliate of the Adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities or in bank instruments issued by domestic banks.

         5. Make loans, except that the Portfolio may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) subject to specific authorization by the SEC, lend money to other funds advised by the Adviser or an affiliate of the Adviser.

         6. Act as an underwriter of securities, except insofar as the Portfolio may be deemed an underwriter under applicable securities laws in selling portfolio securities.

         7. Purchase or sell real estate or real estate limited partnerships, provided that the Portfolio may purchase securities of issuers which invest in real estate or interests therein.

         8. Purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

         The following restrictions are non-fundamental, and may be changed by the Board of Trustees without the approval of shareholders.

         The Portfolio may not:

         a. Knowingly invest more than 10% of the value of the Portfolio's assets in securities that may be illiquid because of legal or contractualrestrictions on resale or securities for which there are no readily available market quotations.

         b. Purchase securities on margin, make short sales of securities, or maintain a short position.

         c. Write or sell puts, calls, straddles, spreads or combinations thereof.

         d. Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition, or reorganization.

         e.  Invest in warrants.

         f. Make additional investments when borrowings exceed 5% of Portfolio assets.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

         Information on how to purchase and redeem the Portfolio's shares is included in the Prospectus. The issuance of shares is recorded on the Portfolio's books, and share certificates are not issued.

         The regulations of the Comptroller of the Currency (the "Comptroller") provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Fund believes that the purchase of Prime Money Market Portfolio shares by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

         Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) In addition, the Portfolio may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material, adverse consequences to the Portfolio's investors in general. The Portfolio is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one investor within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, the Portfolio may make payment wholly or partly in readily marketable securities or other property, valued in the same way the Portfolio determines net asset value. See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate. Redemption in kind is not as liquid as a cash redemption. Investors who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

         Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one of the Fund's portfolios or classes of shares must maintain a separate Master Account for each portfolio's class of shares. Sub-accounts may be established by name or number either when the Master Account is opened or later.

DETERMINATION OF NET ASSET VALUE

         The Portfolio's net asset value per share is calculated separately for each class by dividing the total value of the assets belonging to the Portfolio attributable to a class, less the value of any class-specific liabilities charged to the Portfolio by the total number of the Portfolio's shares of that class outstanding. "Assets belonging to" the Portfolio consist of the consideration received upon the issuance of Portfolio shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to the Portfolio are charged with the direct liabilities of the Portfolio and with a share of the general liabilities of the Fund allocated on a daily basis in proportion to the relative net assets of the Portfolio and the Fund's other portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to the Portfolio are conclusive.

         As stated in the Prospectus, in computing the net asset value of its shares for purposes of sales and redemptions, the Portfolio uses the amortized cost method of valuation. Under this method, the Portfolio values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of the portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of the Portfolio's securities which are higher or lower than the market value of such securities.

         In connection with its use of amortized cost valuation, the Portfolio limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than thirteen months (397 days) (with certain exceptions). The Fund's Board of Trustees has also established procedures pursuant to rules promulgated by the SEC that are intended to stabilize the Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will consider promptly what action, if any, should be initiated. If the Board believes that the amount of any deviation from the Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Portfolio's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

                             MANAGEMENT OF THE FUND

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------

Peter M. Bren (63)               Trustee             President of The Bren
126 East 56th Street                                 Co. since 1969;
New York, NY  10021                                  President of Koll, Bren
                                                     Realty Advisors and
                                                     Senior Partner for Lincoln
                                                     Properties prior thereto.

Alan J. Dixon* (69)              Trustee             Partner of Bryan Cave, a
7535 Claymont Court                                  law firm in St. Louis
Apt. #2                                              since January 1993;
Belleville, IL  62223                                United States Senator of
                                                     Illinois from 1981 to
                                                     1993.

John R. McKernan, Jr.            Trustee             Chairman and Chief
(49)                                                 Executive Officer of
P.O. Box 15213                                       McKernan Enterprises Inc.
Portland, ME  04112                                  since January 1995;
                                                     Governorof Maine prior
                                                     thereto.

M.B. Oglesby, Jr. (55)           Trustee             President and Chief
700 13th St., N.W., Suite 400                        Executive Officer,
Washington, D.C.  20005                              Association of American
                                                     Railroads since June 23,
                                                     1997; Vice Chairman of
                                                     Cassidy & Associates since
                                                     February 1996; Senior Vice
                                                     President of

NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------

                                                     RJR Nabisco, Inc. from
                                                     April 1989 to February
                                                     1996; Former Deputy Chief
                                                     of Staff-White House from
                                                     1988 to January 1989.

Robert S. Reitzes* (53)          Chairman of the     Director of Mutual
245 Park Avenue                  Board               Funds-Bear  Stearns  Asset
New York, NY 10167                                   Management  and Senior
                                                     Managing Director of
                                                     Bear Stearns  since March
                                                     1994;  Co-Director  of
                                                     Research and Senior
                                                     Chemical  Analyst of C.J.
                                                     Lawrence/Deutsche  Bank
                                                     Securities Corp. from
                                                     January 1991 to March
                                                     1994.


Peter B. Fox (45)                Executive Vice      Managing Director -
Three First National Plaza       President           Emeritus, Bear Stearns
Chicago, IL  60602                                   since February 1997;
                                                     Bear Stearns, Senior
                                                     Managing Director,
                                                     Public Finance since
                                                     September 1987.

William J.  Montgoris  (50)      Executive  Vice     Chief Financial Officer
245 Park Avenue                  President           and Chief Operating
New York,  NY 10167                                  Officer, Bear Stearns.

Stephen A. Bornstein (54)        Vice President      Managing Director, Legal
245 Park Avenue                                      Department, Bear
New York, NY  10167                                  Stearns since September
                                                     1990.

Frank J.  Maresca  (39)         Vice  President and  Managing  Director of
245 Park Avenue                 Treasurer            Bear Stearns since
New York,  NY 10167                                  September  1994;
                                                     Associate Director of
                                                     Bear Stearns from
                                                     September 1993 to
                                                     September  1994;
                                                     Executive Vice President
                                                     of BSFM since March
                                                     1992;  Vice  President of
                                                     Bear Stearns from March
                                                     1992 to  September  1993.

Donalda L. Fordyce (38)         Vice President       Senior Managing
245 Park Avenue                                      Director, Bear Stearns
New York, NY  10167                                  Asset Management since
                                                     March, 1996; previously,
                                                     Vice President, Asset
                                                     Management Group,
                                                     Goldman Sachs from 1986
                                                     to 1996.

Ellen T. Arthur (44)            Secretary            Associate Director of
245 Park Avenue                                      Bear Stearns since
New York, NY  10167                                  January 1996;

NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------

                                                     Senior Counsel and
                                                     Corporate  Vice  President
                                                     of  PaineWebber
                                                     Incorporated  from  April
                                                     1989  to September 1995.

Vincent L. Pereira (32)         Assistant            Associate  Director of
245 Park Avenue                 Treasurer            Bear Stearns  since
New York, NY  10167                                  September  1995 and Vice
                                                     President of BSFM
                                                     since May 1993;  Vice
                                                     President of Bear
                                                     Stearns from May 1993 to
                                                     September  1995;
                                                     Assistant Vice President
                                                     of Mitchell  Hutchins
                                                     from October 1992 to May
                                                     1993.

Eileen M. Coyle (31)            Assistant            Vice President of Bear
245 Park Avenue                 Secretary            Stearns since September
New York, NY 10167                                   1995; Manager of BSFM
                                                     since 1995; Senior Fund
                                                     Administrator and
                                                     Supervisor for BSFM from
                                                     January 1994 to 1995;
                                                     Accounting  Supervisor and
                                                     Senior Accountant for Bear
                                                     Stearns since 1990.

         The Fund pays its non-affiliated Board members an annual retainer of $5,000 and a per meeting fee of $500 and reimburses them for their expenses. The Fund does not compensate its officers. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Bear Stearns Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the fiscal year ended March 31, 1997 is as follows:

            (1)                       (2)                      (3)                       (4)                       (5)
       Name of Board               Aggregate               Pension or             Estimated Annual                Total
          Member                  Compensation         Retirement Benefits          Benefits Upon           Compensation from
                                   from Fund*          Accrued as Part of            Retirement               Fund and Fund
                                                         Fund's Expenses                                     Complex Paid to
                                                                                                              Board Members

Peter M. Bren                        $7,000                   None                      None                   $11,500
Alan J. Dixon                        $7,000                   None                      None                    $6,500
John R. McKernan, Jr.                $7,000                   None                      None                   $12,000
M.B. Oglesby, Jr.                    $7,000                   None                      None                   $12,000
Robert S. Reitzes                     None                    None                      None                     None

---------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to approximately $7,000 for Board members of the Fund, as a group.

         For so long as the Plan described in the section captioned "Management Arrangements--Distribution and Shareholder Servicing Plan" remains in effect, the Fund's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.

         No meetings of shareholders of the Fund will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Fund's Agreement and Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

                             MANAGEMENT ARRANGEMENTS

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "Management of the Fund."

         Investment Advisory Agreement. BSFM provides investment advisory services to the Portfolio pursuant to the Investment Advisory Agreement (the "Agreement") dated as of June 2, 1997, with the Fund. The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is approved by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable, as to the Portfolio, without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by BSFM. As to the Portfolio, the Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         BSFM is a wholly owned subsidiary of The Bear Stearns Companies Inc. The following persons are directors and/or senior officers of BSFM: Mark A. Kurland, Chief Executive Officer, President, Chairman of the Board and Director; Robert S. Reitzes, Executive Vice President and Director; Milton B. Rubin, Vice Chairman of the Board; Frank J. Maresca, Executive Vice President; Donalda L. Fordyce, Executive Vice President; Vincent L. Pereira, Treasurer; Ellen T. Arthur, Secretary; and Michael Minikes, Warren J. Spector and Robert M. Steinberg, Directors.

         As compensation for BSFM's advisory services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of 0.20% of value of the Portfolio's average daily net assets.

         Administration Agreement. BSFM provides certain administrative services to the Fund pursuant to the Administration Agreement dated as of June 2, 1997, with the Fund. The Administration Agreement will continue until May 31, 1998 and thereafter will be subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event its continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares or upon not less than 90 days' notice by BSFM. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         As compensation for BSFM's administrative services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of 0.05 of 1% of the Portfolio's average daily net assets.

         Administrative Services Agreement. PFPC provides certain administrative services to the Fund pursuant to the Administrative Services Agreement dated as of June 2, 1997, with the Fund. The Administrative Services Agreement is terminable upon 60 days' notice by either the Fund or PFPC. PFPC may assign its rights or delegate its duties under the Administrative Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, National Association or PNC Bank Corp., provided that (i) PFPC gives the Fund 30 days' notice; (ii) the delegate (or assignee) agrees with PFPC and the Fund to comply with all relevant provisions of the 1940 Act; and (iii) PFPC and such delegate (or assignee) promptly provide information requested by the Fund in connection with such delegation.

         As compensation for PFPC's administrative services, the Fund has agreed to pay PFPC a monthly fee at the rate set forth in the Portfolio's Prospectus.

         Expense  Limitation.  BSFM has  voluntarily  undertaken  to  waive  its investment advisory fee and assume certain expenses of the Portfolio, extraordinary items, interest and taxes to the extent Total Portfolio Operating Expenses exceed 0.20% of Class Y's average daily net assets. Such waivers and expense reimbursement may be discontinued at any time upon notice to the shareholder.

         Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by BSFM. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Bear Stearns, BSFM or their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular portfolio are charged against the assets of that portfolio; other expenses of the Fund are allocated among the portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Portfolio's Prospectus entitled "How to Buy Shares" and "How to Redeem Shares."

         The Distributor. Bear Stearns serves as the Portfolio's distributor on a best efforts basis pursuant to an agreement dated as of June 2, 1997 which is renewable annually. In some states, banks or other institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

         Purchase Order Delays. The effective date of a purchase order may be delayed if PFPC, the Portfolio's transfer agent, is unable to process the purchase order because of an interruption of services at its processing facilities. In such event, the purchase order would become effective at the purchase price next determined after such services are restored.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following information supplements and should be read in conjunction
with  the   section  in  the   Portfolio's   Prospectus   entitled   "Dividends,
Distributions and Taxes."

         Management of the Fund intends to have the Portfolio qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and thereafter, to continue to so qualify if such qualification is in the best interests of shareholders. Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of the regulated investment company for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

         Depending on the composition of a regulated investment company's income, dividends paid by the regulated investment company from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporate shareholders ("dividends received deduction"). In general, dividend income of the regulated investment company distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that (i) the regulated investment company's income consists of dividends paid by U.S. corporations and (ii) the regulated investment company would have been entitled to the dividends received deduction with respect to such dividend income if the regulated investment company were not a regulated investment company under the Code. The dividends received deduction for qualifying corporate shareholders may be further reduced if the shares of the regulated investment company held by such shareholders with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding shares of a regulated investment company.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

         Investment by a regulated investment company in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing a regulated investment company to recognize income prior to the receipt of cash payments. For example, a regulated investment company could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the regulated investment company may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

DIVIDENDS

         The Portfolio's net investment income for dividend purposes consists of
(i) interest accrued and original issue discount earned on the Portfolio's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Portfolio and the general expenses (e.g. legal, accounting and trustees' fees) of the Fund prorated to the Portfolio on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Portfolio investors.

         The Fund uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00. As a result of a significant expense or realized or unrealized loss incurred by the Portfolio , it is possible that the Portfolio's net asset value per share may fall below $1.00.

ADDITIONAL YIELD INFORMATION

         The "yields" and "effective yields" are calculated separately for each class of shares of the Portfolio and in accordance with the formulas prescribed by the SEC. The seven-day yield for each class of shares in the Portfolio is calculated by determining the net change in the value of a hypothetical preexisting account in the Portfolio having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Portfolio includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Portfolio's average account size, but not include gains and losses or realized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) with respect to each class of a Portfolio's shares by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

         From time to time, in advertisements or in reports to investors, the Portfolio's yield may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the IBC Money Fund Average, which is an average compiled by IBC MONEY FUND REPORT(R) of Holliston, MA 01746, a widely-recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

         The Portfolio's yields will fluctuate, and any quotation of yield should not be considered as representative of the future performance of the Portfolio. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in Portfolio shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses net of waivers and expense reimbursements, and market conditions. Any fees charged by banks with respect to Customer accounts investing in shares of the Portfolio will not be included in yield calculations; such fees, if charged, would reduce the actual yield from that quoted.


                           INFORMATION ABOUT THE FUND

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "General Information."

         Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares have no preemptive, subscription or conversion rights and are freely transferable.

         The Fund will send annual and semi-annual financial statements to all its shareholders.


           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS

         Custodial Trust Company ("CTC"), 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. Under the custody agreement with the Portfolio, CTC holds the Portfolio's securities and keeps all necessary accounts and records. For its services, CTC receives an annual fee of the greater of .015% of the value of the domestic assets held in custody or $5,000, such fee to be payable monthly based upon the total market value of such assets, as determined on the last business day of the month. In addition, CTC receives certain securities transactions charges which are payable monthly. PFPC, Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar. Neither CTC nor PFPC has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolio's Prospectus.

         Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281-1434, independent auditors, have been selected as auditors of the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

         Standard & Poor's, a division of The McGraw-Hill Companies, commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the two highest rating categories used by Standard & Poor's for commercial paper.

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A- 1."

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The following summarizes the two highest rating categories used by Moody's for commercial paper.

         "Prime-1" - Issuer or related supporting institutions which are considered to have a superior ability for repayment of senior short-term debt obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions which are considered to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-2." Duff & Phelps employs three designations, "D-1+, " "D-1" and "D-1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

         "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The two highest rating categories of Fitch for short-term obligations are "F-1" and "F-2." Fitch employs two designations, "F-1+" and "F-1," within the highest rating category. The following summarizes some of the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch;s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category of IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest categories used by IBCA for short-term ratings:

         "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

         "A2" - Obligations are supported by a good capacity for timely repayment.

Long-Term Debt Ratings

         The following summarizes the ratings used by Standards & Poor's for long-term debt:

         "AAA" - This designation represents the highest rating assigned by Standards & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt considered to have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarding as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in payment default. This rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) or MINUS (-) - The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba"
indicates some speculative elements, "B" indicates a general lack of characteristics of desirable investment, "Caa" represents a poor standing, "Ca" represents obligations which are speculative in a high degree, and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in a default.

         Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.

         Those municipal bonds in the "Aa" to "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1," "A1," "Baa1," "Ba1," and "B1."

         The following summarizes the ratings used by Duff & Phelps for long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors, but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest, or preferred dividends. Debt rated "DD" is a defaulted debt obligations, and the rating "DP" represents preferred stock with dividend averages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB," and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         The following summarizes the ratings used by Fitch for bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment that bonds should be valued on the basis of the ultimate recovery value in liquidation or reorganization of the obligor.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         "A" - The designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         PLUS (+) or MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.